Securities (Amortized Cost and Fair Values of Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 141,150	$ 145,150
Available for Sale, Gross Unrealized Gains	4,446	5,090
Available for Sale, Gross Unrealized Losses	(206)	(59)
Available for Sale, Fair Value	145,390	150,181
Held to Maturity, Amortized Cost	173	171
Held to Maturity, Fair Value	177	177
US Government Agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	13,076	13,268
Available for Sale, Gross Unrealized Gains	36	130
Available for Sale, Gross Unrealized Losses	(20)
Available for Sale, Fair Value	13,092	13,398
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	55,864	54,106
Available for Sale, Gross Unrealized Gains	2,995	2,640
Available for Sale, Gross Unrealized Losses	(73)
Available for Sale, Fair Value	58,786	56,746
Held to Maturity, Amortized Cost	173	171
Held to Maturity, Gross Unrealized Gains	4	6
Held to Maturity, Fair Value	177	177
Corporate obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	8,521	8,733
Available for Sale, Gross Unrealized Gains	347	130
Available for Sale, Gross Unrealized Losses		(54)
Available for Sale, Fair Value	8,868	8,809
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	63,397	68,886
Available for Sale, Gross Unrealized Gains	1,041	2,081
Available for Sale, Gross Unrealized Losses	(113)	(2)
Available for Sale, Fair Value	64,325	70,965
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	292	157
Available for Sale, Gross Unrealized Gains	27	109
Available for Sale, Gross Unrealized Losses		(3)
Available for Sale, Fair Value	$ 319	$ 263